UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21563

Investment Company Act File Number

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Short Duration Diversified Income Fund

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 32.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.6%
DAE Aviation Holdings, Inc.
Term Loan, Maturing January 23, 2026(2)	35	$34,867
Term Loan, Maturing January 23, 2026(2)	65	64,852
TransDigm, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	965	945,224
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	489	478,200

		$1,523,143

Automotive — 0.8%
Allison Transmission, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing September 23, 2022	227	$226,634
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024	74	73,368
Dayco Products, LLC
Term Loan, 6.96%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	171	167,551
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	383	371,833
Horizon Global Corporation
Term Loan, 8.80%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2021	71	68,570
L&W, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	124	123,442
Tenneco, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025	525	514,391
Thor Industries, Inc.
Term Loan, Maturing October 30, 2025(2)	225	216,281
Tower Automotive Holdings USA, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	226	217,207

		$1,979,277

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	320	$297,645

		$297,645

Brokerage/Securities Dealers/Investment Houses — 0.1%
Advisor Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	75	$74,439
Aretec Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	175	172,648
OZ Management L.P.
Term Loan, 7.31%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	80	79,800

		$326,887

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Building and Development — 0.9%
Brookfield Property REIT, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		150	$143,346
Core & Main L.P.
Term Loan, 5.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		124	122,461
CPG International, Inc.
Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		387	375,094
DTZ U.S. Borrower, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		798	785,032
NCI Building Systems, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		100	95,448
Quikrete Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		433	420,478
RE/MAX International, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		394	387,713
Summit Materials Companies I, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		124	120,734

			$2,450,306

Business Equipment and Services — 3.4%
Acosta Holdco, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		376	$179,513
AlixPartners, LLP
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		50	49,125
AppLovin Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		225	225,281
ASGN Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		72	71,044
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	225	258,549
Bracket Intermediate Holding Corp.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		125	122,505
Ceridian HCM Holding, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		224	222,380
Change Healthcare Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		1,131	1,109,329
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024		222	217,262
EAB Global, Inc.
Term Loan, 6.41%, (USD LIBOR + 3.75%), Maturing November 15, 2024(3)		199	193,041
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(4)(5)		67	12,709
Term Loan, 0.00%, Maturing July 2, 2020(4)(5)		152	0
EIG Investors Corp.
Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing February 9, 2023(3)		510	503,305
Extreme Reach, Inc.
Term Loan, 8.75%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		87	86,411
First Data Corporation
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		309	308,638
Garda World Security Corporation
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		316	311,609
IG Investment Holdings, LLC
Term Loan, 6.13%, (USD LIBOR + 3.50%), Maturing May 23, 2025(3)		431	426,172

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Information Resources, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	225	$221,625
Iron Mountain, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	124	120,107
J.D. Power and Associates
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	171	168,861
KAR Auction Services, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	346	343,644
Kronos Incorporated
Term Loan, 5.54%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	1,022	1,004,199
Monitronics International, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	239	210,146
PGX Holdings, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	325	318,397
Pre-Paid Legal Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025	69	68,253
Prime Security Services Borrower, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	294	290,644
Red Ventures, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	163	161,800
Solera, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	124	121,501
Spin Holdco, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	608	595,900
Tempo Acquisition, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	148	145,349
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.12%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	297	296,064
West Corporation
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	173	159,672
Worldpay, LLC
Term Loan, 4.22%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024	273	271,709

		$8,794,744

Cable and Satellite Television — 1.8%
Charter Communications Operating, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	545	$538,170
CSC Holdings, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	451	438,498
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	150	144,687
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	199	193,910
MCC Iowa, LLC
Term Loan, 4.42%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025	165	164,227
Numericable Group S.A.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	319	296,428
Radiate Holdco, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	173	168,351
Telenet Financing USD, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	375	366,194
Unitymedia Finance, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	150	147,719

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
UPC Financing Partnership
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	375	$369,690
Virgin Media Bristol, LLC
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,275	1,254,414
Ziggo Secured Finance Partnership
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	625	606,006

		$4,688,294

Chemicals and Plastics — 1.6%
Ashland, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024	99	$97,946
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	364	357,924
Emerald Performance Materials, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	333	331,170
Term Loan - Second Lien, 10.25%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022	100	99,000
Ferro Corporation
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	49	48,560
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	50	49,615
Gemini HDPE, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	348	343,638
H.B. Fuller Company
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024	297	292,344
Ineos US Finance, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	520	506,014
Invictus U.S., LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	74	73,461
Kraton Polymers, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	78	76,852
Messer Industries GmbH
Term Loan, Maturing October 1, 2025(2)	175	171,500
Platform Specialty Products Corporation
Term Loan, Maturing November 14, 2025(2)	100	99,187
Polar US Borrower, LLC
Term Loan, 7.54%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025	125	124,062
PQ Corporation
Term Loan, 5.24%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	317	309,252
Spectrum Holdings III Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	113	108,310
Starfruit Finco B.V.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	375	367,687
Tata Chemicals North America, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	161	159,722
Tronox Blocked Borrower, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	157	155,300
Tronox Finance, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	363	358,386

		$4,129,930

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 0.5%
Berlin Packaging, LLC
Term Loan, 5.55%, (USD LIBOR + 3.00%), Maturing November 7, 2025(3)		25	$24,004
BWAY Holding Company
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		237	229,290
Consolidated Container Company, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		247	241,327
Flex Acquisition Company, Inc.
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		224	218,418
Pelican Products, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		100	97,634
Verallia Packaging S.A.S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	278	316,749
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	200	227,982

			$1,355,404

Cosmetics/Toiletries — 0.1%
KIK Custom Products, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		296	$280,664

			$280,664

Drugs — 1.5%
Alkermes, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		71	$69,822
Amneal Pharmaceuticals, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		522	518,768
Arbor Pharmaceuticals, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		258	221,719
Bausch Health Companies, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		827	819,771
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		763	757,650
Horizon Pharma, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024		647	644,853
Mallinckrodt International Finance S.A.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		627	585,279
Term Loan, 5.62%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		124	116,774
PharMerica Corporation
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		124	123,856

			$3,858,492

Ecological Services and Equipment — 0.2%
EnergySolutions, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		174	$152,359
GFL Environmental, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		348	336,699

			$489,058

Electronics/Electrical — 3.6%
Almonde, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		399	$384,048
Applied Systems, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		420	411,896

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Avast Software B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	237	$234,850
Blackhawk Network Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	124	122,561
BMC Software Finance, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	375	366,840
Campaign Monitor Finance Pty. Limited
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	116	100,110
Cohu, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025	100	98,503
CommScope, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	68	67,883
Cypress Semiconductor Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021	183	181,499
DigiCert, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	174	171,140
Electro Rent Corporation
Term Loan, 7.78%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	221	219,949
Epicor Software Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	25	24,191
Exact Merger Sub, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	99	98,380
EXC Holdings III Corp.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	74	73,413
Financial & Risk US Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025	175	168,391
Flexera Software, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	25	24,533
GlobalLogic Holdings, Inc.
Term Loan, 3.25%, Maturing August 1, 2025(6)	9	9,293
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	65	64,886
Go Daddy Operating Company, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	812	803,042
GTCR Valor Companies, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023	117	115,198
Hyland Software, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024	148	146,557
Infoblox, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	144	144,252
Informatica, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	352	351,135
Lattice Semiconductor Corporation
Term Loan, 6.76%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	75	75,054
MA FinanceCo., LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	866	851,688
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	26	24,761
Microchip Technology Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	339	334,319
MTS Systems Corporation
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	212	209,450
Renaissance Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	174	167,886

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Seattle Spinco, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	172	$167,216
SkillSoft Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	674	552,520
SolarWinds Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	173	169,713
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	201	197,387
SS&C Technologies, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	523	513,182
SurveyMonkey, Inc.
Term Loan, 6.17%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	219	216,158
Tibco Software, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	148	146,963
TriTech Software Systems
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	125	121,992
Uber Technologies
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	318	314,411
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	224	222,756
Ultra Clean Holdings, Inc.
Term Loan, 7.01%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	124	121,113
VeriFone Systems, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	125	122,116
Vero Parent, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	222	222,193
Wall Street Systems Delaware, Inc.
Term Loan, 5.63%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	113	107,755
Western Digital Corporation
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	341	333,581

		$9,574,764

Equipment Leasing — 0.6%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	685	$679,645
Delos Finance S.a.r.l.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	425	424,810
Flying Fortress, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022	500	498,959
IBC Capital Limited
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	74	71,925

		$1,675,339

Financial Intermediaries — 1.1%
Citco Funding, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	652	$644,409
Clipper Acquisitions Corp.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	173	170,651
Ditech Holding Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022	474	321,139
Donnelley Financial Solutions, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	21	20,455

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
EIG Management Company, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	50	$49,532
Focus Financial Partners, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	274	270,433
Fortress Investment Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	169	167,852
Franklin Square Holdings L.P.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	75	74,343
Freedom Mortgage Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	168	167,525
Greenhill & Co., Inc.
Term Loan, 6.47%, (USD LIBOR + 3.75%), Maturing October 12, 2022(3)	141	140,449
GreenSky Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	199	196,515
Guggenheim Partners, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	188	187,802
Harbourvest Partners, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	70	68,330
LPL Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	246	244,411
StepStone Group L.P.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	99	99,126
Walker & Dunlop, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025	125	124,062

		$2,947,034

Food Products — 1.0%
Alphabet Holding Company, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	370	$338,065
CHG PPC Parent, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	75	73,226
Del Monte Foods, Inc.
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	119	97,870
Hearthside Food Solutions, LLC
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	100	96,017
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	50	48,687
High Liner Foods Incorporated
Term Loan, 6.04%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	134	113,869
HLF Financing S.a.r.l.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025	150	149,064
Jacobs Douwe Egberts International B.V.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	268	265,966
JBS USA Lux S.A.
Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing October 30, 2022(3)	1,180	1,169,667
Nomad Foods Europe Midco Limited
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	199	194,336
Post Holdings, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	164	162,051
Restaurant Technologies, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	25	24,914

		$2,733,732

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Food Service — 0.3%
Aramark Services, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	140	$139,142
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025	75	71,453
IRB Holding Corp.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	274	267,391
KFC Holding Co.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	171	169,897
US Foods, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	124	122,278

		$770,161

Food/Drug Retailers — 0.3%
Albertsons, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	487	$480,311
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025	177	173,148
Diplomat Pharmacy, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	81	80,332

		$733,791

Health Care — 3.0%
ADMI Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	249	$245,952
Agiliti Health, Inc.
Term Loan, 1.50%, Maturing January 4, 2026(6)	75	74,813
Akorn, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021	159	129,766
Alliance Healthcare Services, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	147	145,773
Athletico Management, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	75	74,156
Avantor, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 3.75%), Maturing November 21, 2024	188	188,159
Beaver-Visitec International, Inc.
Term Loan, 6.62%, (2 mo. USD LIBOR + 4.00%), Maturing August 21, 2023	147	145,172
BW NHHC Holdco, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	149	146,265
CHG Healthcare Services, Inc.
Term Loan, 5.66%, (USD LIBOR + 3.00%), Maturing June 7, 2023(3)	442	438,008
Concentra, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	50	49,561
DaVita, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	327	327,321
DJO Finance, LLC
Term Loan, 5.83%, (USD LIBOR + 3.25%), Maturing June 8, 2020(3)	386	385,517
Envision Healthcare Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	175	165,287
Gentiva Health Services, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	292	291,017
Greatbatch Ltd.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	108	107,187

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hanger, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	149	$148,131
Indivior Finance S.a.r.l.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	191	187,687
Inovalon Holdings, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	174	172,493
IQVIA, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	258	256,802
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	222	220,577
Kinetic Concepts, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	493	490,191
KUEHG Corp.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	317	310,761
Term Loan - Second Lien, 11.05%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	50	50,000
MPH Acquisition Holdings, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	364	352,885
Navicure, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	124	122,016
New Millennium Holdco, Inc.
Term Loan, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	86	48,109
One Call Corporation
Term Loan, 7.76%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	226	199,289
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	520	502,816
Parexel International Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	395	375,332
Prospect Medical Holdings, Inc.
Term Loan, 8.06%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	174	172,819
Select Medical Corporation
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	246	243,783
Surgery Center Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	148	144,422
Syneos Health, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	57	56,417
Tecomet, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	123	121,740
U.S. Anesthesia Partners, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	222	219,870
Verscend Holding Corp.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	224	222,754
Wink Holdco, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	322	311,159

		$7,844,007

Home Furnishings — 0.3%
Serta Simmons Bedding, LLC
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	784	$672,280

		$672,280

Industrial Equipment — 1.4%
AL Alpine AT Bidco GmbH
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025	25	$24,125

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Altra Industrial Motion Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		98	$96,621
Apex Tool Group, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		366	352,828
Clark Equipment Company
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		253	249,005
CPM Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		50	49,281
DexKo Global, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		124	122,283
EWT Holdings III Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		757	747,053
Filtration Group Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		248	246,471
Gardner Denver, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		148	147,680
Gates Global, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		367	360,382
Hamilton Holdco, LLC
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		124	123,284
Paladin Brands Holding, Inc.
Term Loan, 8.31%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		189	187,256
Pro Mach Group, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		25	23,986
Robertshaw US Holding Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		149	138,826
Tank Holding Corp.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing March 17, 2022		131	129,012
Titan Acquisition Limited
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		422	399,140
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	175	201,161

			$3,598,394

Insurance — 1.1%
Alliant Holdings I, Inc.
Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		245	$236,031
AmWINS Group, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		99	97,876
Asurion, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		839	827,769
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		415	409,190
Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		100	100,844
Hub International Limited
Term Loan, 5.51%, (USD LIBOR + 2.75%), Maturing April 25, 2025(3)		721	697,028
NFP Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		50	48,065

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sedgwick Claims Management Services, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025	175	$171,062
USI, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	395	379,941

		$2,967,806

Leisure Goods/Activities/Movies — 1.0%
Ancestry.com Operations, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	123	$120,948
Bombardier Recreational Products, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025	809	795,765
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.39%, (USD LIBOR + 3.75%), Maturing July 8, 2022(3)	166	158,347
ClubCorp Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	269	259,817
Crown Finance US, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	298	291,423
Delta 2 (LUX) S.a.r.l.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	110	106,012
Emerald Expositions Holding, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	166	162,026
Lindblad Expeditions, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025	78	76,834
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025	310	309,858
SRAM, LLC
Term Loan, 5.43%, (USD LIBOR + 2.75%), Maturing March 15, 2024(3)	222	218,303
Steinway Musical Instruments, Inc.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	124	121,581
Travel Leaders Group, LLC
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	124	123,831

		$2,744,745

Lodging and Casinos — 1.3%
Aristocrat Technologies, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	93	$91,174
CityCenter Holdings, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	419	412,895
Golden Nugget, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	117	115,526
GVC Holdings PLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024	149	147,572
Hanjin International Corp.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	75	73,641
Hilton Worldwide Finance, LLC
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023	669	662,203
Las Vegas Sands, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025	149	146,509
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025	365	359,597
Playa Resorts Holding B.V.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	370	357,666

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Stars Group Holdings B.V. (The)
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	597	$592,672
VICI Properties 1, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	239	234,684
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	200	196,549

		$3,390,688

Nonferrous Metals/Minerals — 0.3%
Global Brass & Copper, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025	147	$145,338
Murray Energy Corporation
Term Loan, 9.75%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	351	297,552
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(4)(5)	75	5,806
Oxbow Carbon, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023	95	94,881
Term Loan - Second Lien, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024	125	125,313

		$668,890

Oil and Gas — 0.7%
Ameriforge Group, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	77	$77,187
Apergy Corporation
Term Loan, 5.16%, (USD LIBOR + 2.50%), Maturing May 9, 2025(3)	45	43,714
Fieldwood Energy, LLC
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	196	181,931
McDermott Technology Americas, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	174	167,174
MEG Energy Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	194	193,229
PSC Industrial Holdings Corp.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	124	120,966
Sheridan Investment Partners II L.P.
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	27	23,019
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	72	61,724
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	520	443,711
Sheridan Production Partners I, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	17	14,368
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	28	23,522
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	208	177,516
Ultra Resources, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing April 12, 2024	250	224,375

		$1,752,436

Publishing — 0.5%
Ascend Learning, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	173	$169,572
Getty Images, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	529	526,970
Harland Clarke Holdings Corp.
Term Loan, 7.55%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	187	174,343

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
LSC Communications, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	159	$158,625
ProQuest, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	314	313,023
Tweddle Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	46	43,274

		$1,385,807

Radio and Television — 0.6%
CBS Radio, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	190	$184,889
Cumulus Media New Holdings, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	521	504,073
Entravision Communications Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	144	138,259
Gray Television, Inc.
Term Loan, 5.02%, (3 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	100	98,625
Hubbard Radio, LLC
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	106	104,246
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing July 30, 2019(4)	450	303,469
Mission Broadcasting, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	48	46,673
Nexstar Broadcasting, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	278	269,970

		$1,650,204

Retailers (Except Food and Drug) — 0.9%
Ascena Retail Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	238	$219,659
Bass Pro Group, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	247	244,653
BJ’s Wholesale Club, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	162	160,613
CDW, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	354	352,548
David’s Bridal, Inc.
Term Loan, 10.29%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	47	47,747
Term Loan, 10.79%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2026	180	156,282
Evergreen Acqco 1 L.P.
Term Loan, 6.53%, (USD LIBOR + 3.75%), Maturing July 9, 2019(3)	359	341,634
Global Appliance, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	143	141,316
Hoya Midco, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	172	167,635
J. Crew Group, Inc.
Term Loan, 5.79%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(5)	522	350,080
LSF9 Atlantis Holdings, LLC
Term Loan, 8.51%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	168	155,384
Pier 1 Imports (U.S.), Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	96	59,688
Staples, Inc.
Term Loan, 6.54%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	99	97,886

		$2,495,125

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Steel — 0.4%
Atkore International, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	242	$236,863
GrafTech Finance, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	366	359,674
Neenah Foundry Company
Term Loan, 9.13%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	111	109,970
Phoenix Services International, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	124	122,977
Zekelman Industries, Inc.
Term Loan, 4.86%, (2 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	147	144,987

		$974,471

Surface Transport — 0.2%
PODS, LLC
Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	99	$96,734
Stena International S.a.r.l.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	262	256,371
XPO Logistics, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	100	98,641

		$451,746

Telecommunications — 1.4%
CenturyLink, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	817	$782,379
Digicel International Finance Limited
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	123	113,563
Frontier Communications Corp.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	246	236,195
Global Eagle Entertainment, Inc.
Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	215	217,308
Intelsat Jackson Holdings S.A.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	250	253,229
IPC Corp.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	181	150,484
Onvoy, LLC
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	123	109,610
Plantronics, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	192	186,706
Sprint Communications, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	614	600,998
Syniverse Holdings, Inc.
Term Loan, 7.51%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	149	135,662
Telesat Canada
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	842	828,410

		$3,614,544

Utilities — 0.7%
Brookfield WEC Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025	325	$323,984
Calpine Construction Finance Company L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	167	164,304

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Calpine Corporation
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	422	$415,764
Granite Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	21	21,068
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	462	461,768
Lightstone Holdco, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	7	6,841
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	129	124,089
USIC Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	174	168,177
Vistra Energy Corp.
Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	149	146,750

		$1,832,745

Total Senior Floating-Rate Loans (identified cost $87,771,192)		$84,652,553

Corporate Bonds & Notes — 19.3%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.8%
Bombardier, Inc.
6.00%, 10/15/22(7)	600	$581,250
TransDigm, Inc.
6.50%, 7/15/24	250	247,500
6.50%, 5/15/25	1,000	973,750
6.25%, 3/15/26(7)(8)	168	170,940

		$1,973,440

Automotive — 0.4%
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(7)	1,000	$967,500

		$967,500

Building and Development — 0.3%
Builders FirstSource, Inc.
5.625%, 9/1/24(7)	121	$115,858
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(7)	84	80,850
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(7)	675	696,937

		$893,645

Business Equipment and Services — 1.1%
EIG Investors Corp.
10.875%, 2/1/24	960	$1,015,200
KAR Auction Services, Inc.
5.125%, 6/1/25(7)	250	242,145
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(7)(9)	36	38,160

Security	Principal Amount* (000’s omitted)	Value
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	1,000	$1,034,380
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(7)	425	463,241
West Corp.
8.50%, 10/15/25(7)	168	140,910

		$2,934,036

Cable and Satellite Television — 1.2%
Cablevision Systems Corp.
8.00%, 4/15/20	1,000	$1,042,500
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.50%, 5/1/26(7)	1,000	1,000,000
CSC Holdings, LLC
5.125%, 12/15/21(7)	1,000	1,004,050

		$3,046,550

Chemicals and Plastics — 0.1%
Chemours Co. (The)
5.375%, 5/15/27	365	$352,225

		$352,225

Conglomerates — 0.2%
TMS International Corp.
7.25%, 8/15/25(7)	625	$589,062

		$589,062

Containers and Glass Products — 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
7.25%, 5/15/24(7)	741	$770,640
BWAY Holding Co.
5.50%, 4/15/24(7)	655	642,313
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
7.00%, 7/15/24(7)	1,254	1,284,566

		$2,697,519

Drugs — 0.6%
Bausch Health Cos, Inc.
5.875%, 5/15/23(7)	755	$742,444
9.00%, 12/15/25(7)	338	360,609
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26(7)	400	390,000

		$1,493,053

Ecological Services and Equipment — 0.5%
Covanta Holding Corp.
5.875%, 7/1/25	1,000	$983,750
GFL Environmental, Inc.
5.375%, 3/1/23(7)	152	142,880
Hulk Finance Corp.
7.00%, 6/1/26(7)	160	148,432
Waste Pro USA, Inc.
5.50%, 2/15/26(7)	137	133,815

		$1,408,877

Security	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 0.7%
Energizer Holdings, Inc.
7.75%, 1/15/27(7)		700	$722,995
Infor (US), Inc.
6.50%, 5/15/22		1,000	1,021,250

			$1,744,245

Energy — 0.0%(10)
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23		75	$74,062
5.50%, 2/15/26		32	31,680

			$105,742

Financial Intermediaries — 0.3%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		645	$663,544

			$663,544

Financial Services — 0.3%
Debt and Asset Trading Corp.
1.00%, 10/10/25(11)		1,060	$734,050

			$734,050

Food Products — 0.1%
Dole Food Co., Inc.
7.25%, 6/15/25(7)		250	$228,750
Iceland Bondco PLC
5.178%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(7)(12)	GBP	42	55,525
Post Holdings, Inc.
5.625%, 1/15/28(7)		85	81,812

			$366,087

Health Care — 2.8%
HCA Healthcare, Inc.
6.25%, 2/15/21		1,000	$1,045,000
HCA, Inc.
5.875%, 2/1/29		753	789,709
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21(7)		1,500	1,531,875
12.50%, 11/1/21(7)		525	569,625
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(7)		1,000	995,500
Polaris Intermediate Corp.
8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(7)(13)		1,000	963,750
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(7)		600	635,250
WellCare Health Plans, Inc.
5.25%, 4/1/25		750	767,812

			$7,298,521

Industrial Equipment — 0.0%(10)
CFX Escrow Corp.
6.00%, 2/15/24(7)(8)		36	$36,000
6.375%, 2/15/26(7)(8)		59	59,560

Security	Principal Amount* (000’s omitted)	Value
Titan Acquisition, Ltd./Titan Co-Borrower, LLC
7.75%, 4/15/26(7)	32	$28,080

		$123,640

Insurance — 0.5%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(7)	1,000	$1,020,000
Ardonagh Midco 3 PLC
8.625%, 7/15/23(7)	200	174,000

		$1,194,000

Internet Software & Services — 0.4%
Netflix, Inc.
5.875%, 11/15/28(7)	230	$233,737
Riverbed Technology, Inc.
8.875%, 3/1/23(7)	1,010	742,350

		$976,087

Leisure Goods/Activities/Movies — 0.8%
AMC Entertainment Holdings, Inc.
6.125%, 5/15/27	2,000	$1,790,000
Viking Cruises, Ltd.
5.875%, 9/15/27(7)	320	313,600

		$2,103,600

Lodging and Casinos — 1.8%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(7)	751	$702,035
Eldorado Resorts, Inc.
6.00%, 9/15/26(7)	531	532,327
Golden Nugget, Inc.
8.75%, 10/1/25(7)	1,000	1,027,500
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	55	54,176
Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	1,000	992,500
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
10.25%, 11/15/22(7)	585	631,800
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.75%, 2/1/27(7)	44	44,495
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(7)	500	508,900
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(7)	278	260,278

		$4,754,011

Metals/Mining — 0.4%
Teck Resources, Ltd.
8.50%, 6/1/24(7)	1,000	$1,079,990

		$1,079,990

Nonferrous Metals/Minerals — 0.7%
Eldorado Gold Corp.
6.125%, 12/15/20(7)	1,000	$960,000

Security	Principal Amount* (000’s omitted)	Value
First Quantum Minerals, Ltd.
7.25%, 4/1/23(7)	834	$801,691
New Gold, Inc.
6.25%, 11/15/22(7)	215	199,412

		$1,961,103

Oil and Gas — 1.9%
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(7)	1,000	$897,500
Hilcorp Energy I, L.P./Hilcorp Finance Co.
5.75%, 10/1/25(7)	2	1,955
6.25%, 11/1/28(7)	19	18,596
Oasis Petroleum, Inc.
6.875%, 1/15/23	50	49,688
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(7)	1,000	1,027,368
Petroleos Mexicanos
6.625%(11)(14)	1,400	1,169,000
Whiting Petroleum Corp.
6.25%, 4/1/23	8	7,940
6.625%, 1/15/26	1,000	985,000
WildHorse Resource Development Corp.
6.875%, 2/1/25	890	905,397

		$5,062,444

Publishing — 0.4%
Laureate Education, Inc.
8.25%, 5/1/25(7)	975	$1,062,750

		$1,062,750

Retailers (Except Food and Drug) — 0.1%
Party City Holdings, Inc.
6.125%, 8/15/23(7)	300	$304,500

		$304,500

Surface Transport — 0.3%
Park Aerospace Holdings, Ltd.
5.50%, 2/15/24(7)	350	$356,563
XPO Logistics, Inc.
6.125%, 9/1/23(7)	346	352,702

		$709,265

Technology — 0.4%
Dell International, LLC/EMC Corp.
7.125%, 6/15/24(7)	895	$944,572

		$944,572

Telecommunications — 0.7%
CenturyLink, Inc.
7.50%, 4/1/24	595	$604,669
Hughes Satellite Systems Corp.
6.625%, 8/1/26	470	453,550

Security	Principal Amount* (000’s omitted)		Value
Sprint Capital Corp.
6.875%, 11/15/28		225	$224,156
Sprint Communications, Inc.
6.00%, 11/15/22		25	25,380
Sprint Corp.
7.875%, 9/15/23		605	644,325

			$1,952,080

Utilities — 0.5%
AES Corp. (The)
5.50%, 4/15/25		14	$14,525
Calpine Corp.
5.25%, 6/1/26(7)		75	71,531
Perusahaan Listrik Negara PT
5.25%, 10/24/42(11)		1,000	960,000
TerraForm Power Operating, LLC
4.25%, 1/31/23(7)		45	44,213
5.00%, 1/31/28(7)		70	65,275

			$1,155,544

Total Corporate Bonds & Notes (identified cost $52,128,640)			$50,651,682

Foreign Government Securities — 10.8%
Security	Principal Amount* (000’s omitted)		Value
Albania — 0.6%
Republic of Albania
3.50%, 10/9/25(11)	EUR	1,370	$1,585,805

Total Albania			$1,585,805

Argentina — 0.1%
Republic of Argentina
3.875%, 1/15/22(11)	EUR	175	$180,791

Total Argentina			$180,791

Bahamas — 0.7%
Commonwealth of Bahamas
5.75%, 1/16/24(11)		1,800	$1,840,500

Total Bahamas			$1,840,500

Bahrain — 1.5%
Kingdom of Bahrain
6.125%, 8/1/23(11)		460	$482,440
6.75%, 9/20/29(11)		483	490,665
7.00%, 1/26/26(11)		235	249,363
7.00%, 10/12/28(11)		865	897,213
7.50%, 9/20/47(11)		1,867	1,868,146

Total Bahrain			$3,987,827

Security	Principal Amount* (000’s omitted)		Value
Barbados — 0.2%
Government of Barbados
6.625%, 12/5/35(4)(11)		855	$465,719
7.25%, 12/15/21(4)(11)		300	161,610

Total Barbados			$627,329

Dominican Republic — 0.5%
Dominican Republic
8.625%, 4/20/27(11)		1,129	$1,312,180

Total Dominican Republic			$1,312,180

Ecuador — 0.4%
Republic of Ecuador
9.65%, 12/13/26(11)		1,100	$1,079,595

Total Ecuador			$1,079,595

Egypt — 0.6%
Arab Republic of Egypt
4.75%, 4/16/26(11)	EUR	512	$549,375
8.50%, 1/31/47(11)		1,100	1,061,941

Total Egypt			$1,611,316

El Salvador — 0.6%
Republic of El Salvador
6.375%, 1/18/27(11)		1,168	$1,118,360
8.25%, 4/10/32(11)		120	126,436
8.625%, 2/28/29(11)		308	333,410

Total El Salvador			$1,578,206

Fiji — 0.3%
Republic of Fiji
6.625%, 10/2/20(11)		929	$926,989

Total Fiji			$926,989

Honduras — 0.5%
Republic of Honduras
6.25%, 1/19/27(11)		1,245	$1,283,819

Total Honduras			$1,283,819

Ivory Coast — 0.1%
Ivory Coast
5.125%, 6/15/25(11)	EUR	185	$209,845

Total Ivory Coast			$209,845

Kenya — 0.4%
Republic of Kenya
7.25%, 2/28/28(11)		1,000	$978,383

Total Kenya			$978,383

Macedonia — 0.4%
Republic of Macedonia
2.75%, 1/18/25(11)	EUR	100	$115,509
3.975%, 7/24/21(11)	EUR	264	319,814
4.875%, 12/1/20(11)	EUR	425	522,079

Total Macedonia			$957,402

Mongolia — 0.4%
Development Bank of Mongolia, LLC
7.25%, 10/23/23(11)		200	$200,400

Security	Principal Amount* (000’s omitted)		Value
Mongolia International Bond
5.125%, 12/5/22(11)		476	$465,249
5.625%, 5/1/23(11)		304	299,416

Total Mongolia			$965,065

Nigeria — 0.1%
Republic of Nigeria
6.75%, 1/28/21(11)		200	$206,436

Total Nigeria			$206,436

Poland — 0.1%
Republic of Poland
4.00%, 1/22/24		350	$362,920

Total Poland			$362,920

Rwanda — 0.6%
Republic of Rwanda
6.625%, 5/2/23(11)		1,550	$1,568,133

Total Rwanda			$1,568,133

Senegal — 0.1%
Republic of Senegal
4.75%, 3/13/28(11)	EUR	135	$148,499

Total Senegal			$148,499

Seychelles — 0.4%
Republic of Seychelles
8.00%, 1/1/26(11)		973	$990,719

Total Seychelles			$990,719

Sri Lanka — 0.7%
Republic of Sri Lanka
6.125%, 6/3/25(11)		800	$767,134
6.85%, 11/3/25(11)		1,000	988,918

Total Sri Lanka			$1,756,052

Tunisia — 0.3%
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24(11)	EUR	819	$872,970

Total Tunisia			$872,970

Turkey — 0.4%
Republic of Turkey
6.625%, 2/17/45		1,200	$1,141,500

Total Turkey			$1,141,500

Ukraine — 0.8%
Ukraine Government International Bond
7.75%, 9/1/20(11)		$360	$357,300
9.75%, 11/1/28(11)		1,893	1,883,535

Total Ukraine			$2,240,835

Total Foreign Government Securities (identified cost $28,659,545)			$28,413,116

Sovereign Loans — 1.2%

Borrower	Principal Amount (000’s omitted)	Value
Barbados — 0.1%
Government of Barbados
Term Loan, 0.00%, Maturing December 20, 2019(4)(15)	$800	$276,840

Total Barbados		$276,840

Kenya — 0.1%
Government of Kenya
Term Loan, 7.57%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(12)	$100	$100,000

Total Kenya		$100,000

Nigeria — 0.3%
Bank of Industry Limited
Term Loan, 8.74%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(12)	$720	$725,523

		$725,523

Tanzania — 0.7%
Government of the United Republic of Tanzania
Term Loan, 8.11%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(12)	$1,900	$1,903,527

Total Tanzania		$1,903,527

Total Sovereign Loans (identified cost $3,513,523)		$3,005,890

Mortgage Pass-Throughs — 12.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.879%, (COF + 1.25%), with maturity at 2035(16)	$1,346	$1,363,625
4.50%, with various maturities to 2048	669	685,482
6.00%, with maturity at 2029	1,028	1,125,803
6.15%, with maturity at 2027	309	333,956
6.50%, with maturity at 2032	1,043	1,153,781
7.00%, with maturity at 2036	1,172	1,314,898
7.50%, with maturity at 2024	441	466,383
8.50%, with maturity at 2031	561	631,939
9.00%, with maturity at 2031	63	71,538
9.50%, with maturity at 2022	7	7,282

		$7,154,687

Federal National Mortgage Association:
4.067%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(16)	$363	$375,708
5.00%, with various maturities to 2040	1,796	1,914,919
5.50%, with various maturities to 2033	1,307	1,409,440
6.00%, with maturity at 2023	586	616,385
6.323%, (COF + 2.00%), with maturity at 2032(16)	475	507,314
6.50%, with various maturities to 2036	2,474	2,740,002
7.00%, with various maturities to 2037	1,210	1,340,115
7.50%, with maturity at 2035	1,831	2,041,004

Security	Principal Amount (000’s omitted)	Value
8.00%, with various maturities to 2034	$394	$438,020
10.00%, with various maturities to 2031	31	33,398

		$11,416,305

Government National Mortgage Association:
4.50%, with maturity at 2047	$2,418	$2,521,612
5.00%, with various maturities to 2048	9,943	10,408,157
7.50%, with maturity at 2025	669	714,084
8.00%, with maturity at 2034	1,078	1,209,697
9.50%, with maturity at 2025	25	26,097

		$14,879,647

Total Mortgage Pass-Throughs (identified cost $33,098,404)		$33,450,639

Collateralized Mortgage Obligations — 26.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$500	$544,688
Series 2167, Class BZ, 7.00%, 6/15/29	449	496,415
Series 2182, Class ZB, 8.00%, 9/15/29	773	873,769
Series 4273, Class PU, 4.00%, 11/15/43	420	429,248
Series 4337, Class YT, 3.50%, 4/15/49	1,742	1,739,818
Series 4416, Class SU, 3.56%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(17)	519	480,737
Series 4452, Class ZJ, 3.00%, 11/15/44	1,103	1,013,254
Series 4584, Class PM, 3.00%, 5/15/46	1,034	1,025,234
Series 4608, Class TV, 3.50%, 1/15/55	1,652	1,637,089
Series 4630, Class CZ, 3.00%, 12/15/43	951	929,654
Series 4677, Class SB, 5.921%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(17)	744	776,416
Series 4746, Class CZ, 4.00%, 11/15/47	1,053	1,043,143
Series 4751, Class ZC, 4.00%, 11/15/47	756	752,329
Series 4774, Class QD, 4.50%, 1/15/43	2,630	2,724,347
Series 4776, Class C, 4.50%, 3/15/43	3,433	3,556,907
Series 4858, Class LA, 4.50%, 8/15/43	3,469	3,621,720
Interest Only:(18)
Series 2631, Class DS, 4.591%, (7.10% - 1 mo. USD LIBOR), 6/15/33(17)	988	134,918
Series 2770, Class SH, 4.591%, (7.10% - 1 mo. USD LIBOR), 3/15/34(17)	1,313	234,871
Series 2981, Class CS, 4.211%, (6.72% - 1 mo. USD LIBOR), 5/15/35(17)	742	102,346
Series 3114, Class TS, 4.141%, (6.65% - 1 mo. USD LIBOR), 9/15/30(17)	1,819	205,977
Series 3339, Class JI, 4.081%, (6.59% - 1 mo. USD LIBOR), 7/15/37(17)	2,163	348,636
Series 4109, Class ES, 3.641%, (6.15% - 1 mo. USD LIBOR), 12/15/41(17)	34	5,697
Series 4121, Class IM, 4.00%, 10/15/39	2,868	245,614
Series 4163, Class GS, 3.691%, (6.20% - 1 mo. USD LIBOR), 11/15/32(17)	3,702	600,867
Series 4169, Class AS, 3.741%, (6.25% - 1 mo. USD LIBOR), 2/15/33(17)	2,060	282,057
Series 4180, Class GI, 3.50%, 8/15/26	1,597	110,830
Series 4203, Class QS, 3.741%, (6.25% - 1 mo. USD LIBOR), 5/15/43(17)	2,291	288,839
Series 4212, Class SA, 3.691%, (6.20% - 1 mo. USD LIBOR), 7/15/38(17)	2,709	131,871
Series 4332, Class KI, 4.00%, 9/15/43	975	155,636

Security	Principal Amount (000’s omitted)	Value
Series 4370, Class IO, 3.50%, 9/15/41	$1,400	$197,419
Series 4497, Class CS, 3.691%, (6.20% - 1 mo. USD LIBOR), 9/15/44(17)	3,246	613,941
Series 4507, Class EI, 4.00%, 8/15/44	3,337	597,780
Series 4535, Class JS, 3.591%, (6.10% - 1 mo. USD LIBOR), 11/15/43(17)	3,848	559,363
Series 4548, Class JS, 3.591%, (6.10% - 1 mo. USD LIBOR), 9/15/43(17)	4,117	645,705
Series 4629, Class QI, 3.50%, 11/15/46	3,490	569,187
Series 4644, Class TI, 3.50%, 1/15/45	2,770	469,559
Series 4653, Class PI, 3.50%, 7/15/44	2,782	367,037
Series 4667, Class PI, 3.50%, 5/15/42	4,282	565,148
Series 4676, Class DI, 4.00%, 7/15/44	5,193	727,654
Series 4744, Class IO, 4.00%, 11/15/47	2,787	555,108
Series 4749, Class IL, 4.00%, 12/15/47	2,263	491,875
Series 4767, Class IM, 4.00%, 5/15/45	2,755	403,667
Series 4768, Class IO, 4.00%, 3/15/48	2,773	605,564
Series 4772, Class PI, 4.00%, 1/15/48	1,913	430,570
Principal Only:(19)
Series 3309, Class DO, 0.00%, 4/15/37	1,186	1,020,316
Series 4478, Class PO, 0.00%, 5/15/45	699	576,441

		$33,889,261

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.96%, (1 mo. USD LIBOR + 3.45%), 10/25/29(12)	$2,000	$2,158,119

		$2,158,119

Federal National Mortgage Association:
Series G-33, Class PT, 7.00%, 10/25/21	$30	$31,078
Series 1989-89, Class H, 9.00%, 11/25/19	2	1,661
Series 1991-122, Class N, 7.50%, 9/25/21	27	27,808
Series 1994-42, Class K, 6.50%, 4/25/24	169	179,468
Series 1997-38, Class N, 8.00%, 5/20/27	257	289,066
Series 2007-74, Class AC, 5.00%, 8/25/37	1,298	1,386,020
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(17)	368	397,668
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,322	1,121,290
Series 2013-6, Class TA, 1.50%, 1/25/43	1,233	1,189,569
Series 2013-52, Class MD, 1.25%, 6/25/43	1,382	1,259,303
Series 2013-99, Class CF, 3.51%, (1 mo. USD LIBOR + 1.00%), 7/25/43(12)	437	393,044
Series 2015-74, Class SL, 0.875%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(17)	867	530,013
Series 2017-15, Class LE, 3.00%, 6/25/46	1,546	1,539,963
Series 2017-66, Class ZJ, 3.00%, 9/25/57	958	879,036
Series 2017-96, Class Z, 3.00%, 12/25/57	963	926,123
Series 2017-110, Class Z, 3.00%, 2/25/57	782	748,142
Series 2018-18, Class QD, 4.50%, 5/25/45	2,010	2,093,442
Series 2018-50, Class MZ, 4.50%, 7/25/48	1,281	1,293,012
Interest Only:(18)
Series 2004-46, Class SI, 3.49%, (6.00% - 1 mo. USD LIBOR), 5/25/34(17)	1,178	137,327
Series 2005-17, Class SA, 4.19%, (6.70% - 1 mo. USD LIBOR), 3/25/35(17)	1,103	194,626
Series 2006-42, Class PI, 4.08%, (6.59% - 1 mo. USD LIBOR), 6/25/36(17)	1,675	269,740
Series 2006-44, Class IS, 4.09%, (6.60% - 1 mo. USD LIBOR), 6/25/36(17)	1,389	229,151
Series 2007-50, Class LS, 3.94%, (6.45% - 1 mo. USD LIBOR), 6/25/37(17)	1,050	175,022
Series 2008-26, Class SA, 3.69%, (6.20% - 1 mo. USD LIBOR), 4/25/38(17)	1,627	245,226
Series 2008-61, Class S, 3.59%, (6.10% - 1 mo. USD LIBOR), 7/25/38(17)	2,408	358,113
Series 2010-99, Class NS, 4.09%, (6.60% - 1 mo. USD LIBOR), 3/25/39(17)	596	17,621

Security	Principal Amount (000’s omitted)	Value
Series 2010-109, Class PS, 4.09%, (6.60% - 1 mo. USD LIBOR), 10/25/40(17)	$2,635	$433,686
Series 2010-124, Class SJ, 3.54%, (6.05% - 1 mo. USD LIBOR), 11/25/38(17)	1,166	57,724
Series 2010-147, Class KS, 3.44%, (5.95% - 1 mo. USD LIBOR), 1/25/41(17)	3,474	395,824
Series 2010-150, Class GS, 4.24%, (6.75% - 1 mo. USD LIBOR), 1/25/21(17)	746	24,479
Series 2012-52, Class AI, 3.50%, 8/25/26	2,057	121,059
Series 2012-56, Class SU, 4.24%, (6.75% - 1 mo. USD LIBOR), 8/25/26(17)	220	9,146
Series 2012-63, Class EI, 3.50%, 8/25/40	2,853	275,594
Series 2012-103, Class GS, 3.59%, (6.10% - 1 mo. USD LIBOR), 2/25/40(17)	2,552	166,273
Series 2012-112, Class SB, 3.64%, (6.15% - 1 mo. USD LIBOR), 9/25/40(17)	3,923	520,128
Series 2012-118, Class IN, 3.50%, 11/25/42	3,866	732,928
Series 2012-150, Class PS, 3.64%, (6.15% - 1 mo. USD LIBOR), 1/25/43(17)	4,546	593,911
Series 2012-150, Class SK, 3.64%, (6.15% - 1 mo. USD LIBOR), 1/25/43(17)	2,536	311,832
Series 2013-23, Class CS, 3.74%, (6.25% - 1 mo. USD LIBOR), 3/25/33(17)	2,081	290,850
Series 2013-54, Class HS, 3.79%, (6.30% - 1 mo. USD LIBOR), 10/25/41(17)	1,577	124,649
Series 2014-32, Class EI, 4.00%, 6/25/44	867	179,165
Series 2014-55, Class IN, 3.50%, 7/25/44	2,376	386,123
Series 2014-80, Class BI, 3.00%, 12/25/44	4,050	625,745
Series 2014-89, Class IO, 3.50%, 1/25/45	1,870	347,819
Series 2015-14, Class KI, 3.00%, 3/25/45	4,499	686,332
Series 2015-17, Class SA, 3.69%, (6.20% - 1 mo. USD LIBOR), 11/25/43(17)	3,326	486,692
Series 2015-52, Class MI, 3.50%, 7/25/45	2,175	369,759
Series 2015-57, Class IO, 3.00%, 8/25/45	11,224	1,690,684
Series 2015-93, Class BS, 3.64%, (6.15% - 1 mo. USD LIBOR), 8/25/45(17)	3,721	706,350
Series 2015-95, Class SB, 3.49%, (6.00% - 1 mo. USD LIBOR), 1/25/46(17)	3,073	477,575
Series 2017-46, Class NI, 3.00%, 8/25/42	3,026	412,431
Series 2018-21, Class IO, 3.00%, 4/25/48	4,722	848,238
Principal Only:(19)
Series 2006-8, Class WQ, 0.00%, 3/25/36	932	805,993

		$27,993,521

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C01, Class 1B1, 8.26%, (1 mo. USD LIBOR + 5.75%), 7/25/29(12)	$730	$839,357
Series 2017-C03, Class 1B1, 7.36%, (1 mo. USD LIBOR + 4.85%), 10/25/29(12)	500	552,376
Series 2017-C03, Class 1M2, 5.51%, (1 mo. USD LIBOR + 3.00%), 10/25/29(12)	2,000	2,110,356

		$3,502,089

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$396	$340,175
Series 2013-131, Class GS, 0.98%, (3.50% - 1 mo. USD LIBOR), 6/20/43(17)	756	536,272
Series 2017-82, Class TZ, 2.50%, 2/16/43	105	98,124
Interest Only:(18)
Series 2017-121, Class DS, 1.997%, (4.50% - 1 mo. USD LIBOR), 8/20/47(17)	4,172	276,620

		$1,251,191

Total Collateralized Mortgage Obligations (identified cost $73,014,767)		$68,794,181

Commercial Mortgage-Backed Securities — 6.0%

Security	Principal Amount (000’s omitted)	Value
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(7)	$2,000	$1,730,712

Security	Principal Amount (000’s omitted)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.664%, 4/15/47(7)(20)	$1,425	$1,296,873
Series 2014-C22, Class D, 4.558%, 9/15/47(7)(20)	1,850	1,605,772
Series 2014-C23, Class D, 3.978%, 9/15/47(7)(20)	850	774,365
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.373%, 8/15/46(7)(20)	1,850	1,846,936
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.131%, 7/15/50(7)(20)	1,500	1,387,888
RETL Trust
Series 2018-RVP, Class C, 4.559%, (1 mo. USD LIBOR + 2.05%), 3/15/33(7)(12)	341	339,628
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.544%, 5/10/45(7)(20)	2,000	1,970,368
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.313%, 4/10/46(7)(20)	1,000	911,092
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.286%, 7/15/46(7)(20)	2,000	1,719,010
Series 2015-C31, Class D, 3.852%, 11/15/48	922	807,263
Series 2015-SG1, Class C, 4.468%, 9/15/48(20)	1,399	1,374,908

Total Commercial Mortgage-Backed Securities (identified cost $15,772,369)		$15,764,815

Asset-Backed Securities — 16.5%

Security	Principal Amount (000’s omitted)	Value
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.798%, (3 mo. USD LIBOR + 6.18%), 11/10/30(7)(12)	$1,000	$968,748
AMMC CLO, Ltd.
Series 2014-15A, Class ERR, 9.237%, (3 mo. USD LIBOR + 6.91%), 1/15/32(7)(12)	2,000	1,976,266
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.466%, (3 mo. USD LIBOR + 5.85%), 5/15/30(7)(12)	1,000	949,413
Ares XL CLO, Ltd.
Series 2016-40A, Class DR, 9.137%, (3 mo. USD LIBOR + 6.35%), 1/15/29(7)(12)	1,000	987,489
Barings CLO, Ltd.
Series 2017-1A, Class E, 8.78%, (3 mo. USD LIBOR + 6.00%), 7/18/29(7)(12)	2,000	1,930,290
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 9.297%, (3 mo. USD LIBOR + 6.50%), 1/14/32(7)(12)	2,000	1,953,830
Series 2014-4RA, Class D, 8.437%, (3 mo. USD LIBOR + 5.65%), 7/15/30(7)(12)	1,000	941,994
Series 2015-5A, Class DR, (3 mo. USD LIBOR + 6.70%), 1/20/32(7)(8)	1,000	980,000
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 9.361%, (3 mo. USD LIBOR + 6.60%), 10/20/28(7)(12)	3,000	2,968,971
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 8.366%, (3 mo. USD LIBOR + 5.75%), 8/15/31(7)(12)	1,150	1,097,738
Galaxy CLO, Ltd.
Series 2015-21A, Class ER, 8.011%, (3 mo. USD LIBOR + 5.25%), 4/20/31(7)(12)	1,000	911,918
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 9.432%, (3 mo. USD LIBOR + 6.65%), 10/15/30(7)(12)	1,440	1,395,009
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 8.287%, (3 mo. USD LIBOR + 5.95%), 10/25/31(7)(12)	1,250	1,178,142

Security	Principal Amount (000’s omitted)	Value
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.761%, (3 mo. USD LIBOR + 6.00%), 1/20/31(7)(12)	$2,000	$1,878,062
Series 2015-23A, Class ER, 8.511%, (3 mo. USD LIBOR + 5.75%), 1/20/31(7)(12)	2,000	1,853,036
Invitation Homes Trust
Series 2018-SFR1, Class C, 3.758%, (1 mo. USD LIBOR + 1.25%), 3/17/37(7)(12)	190	189,381
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 8.871%, (3 mo. USD LIBOR + 6.10%), 4/25/29(7)(12)	3,000	2,967,516
Neuberger Berman CLO XIV, Ltd.
Series 2013-14A, Class DR, 6.415%, (3 mo. USD LIBOR + 3.65%), 1/28/30(7)(12)	2,563	2,535,932
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR2, 8.681%, (3 mo. USD LIBOR + 5.92%), 10/21/30(7)(12)	3,000	2,870,505
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 10.145%, (3 mo. USD LIBOR + 7.50%), 11/20/27(7)(12)	4,000	4,000,072
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 8.623%, (3 mo. USD LIBOR + 5.85%), 10/17/31(7)(12)	2,000	1,902,016
Series 2015-1A, Class DR, 8.846%, (3 mo. USD LIBOR + 6.20%), 5/21/29(7)(12)	2,000	1,949,628
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 8.773%, (3 mo. USD LIBOR + 6.00%), 4/17/30(7)(12)	2,000	1,927,914
Sierra Receivables Funding Co., LLC
Series 2015-1A, Class B, 3.05%, 3/22/32(7)	68	67,989
Voya CLO, Ltd.
Series 2015-3A, Class DR, 8.961%, (3 mo. USD LIBOR + 6.20%), 10/20/31(7)(12)	2,000	1,934,970
Wind River CLO, Ltd.
Series 2017-1A, Class E, 9.20%, (3 mo. USD LIBOR + 6.42%), 4/18/29(7)(12)	1,050	1,030,847

Total Asset-Backed Securities (identified cost $43,740,640)		$43,347,676

Common Stocks — 0.8%

Security	Shares	Value
Automotive — 0.2%
Dayco Products, LLC(21)(22)	8,898	$328,114

		$328,114

Electronics/Electrical — 0.0%(10)
Answers Corp.(5)(21)(22)	5,814	$11,337

		$11,337

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(21)(22)	8,641	$1,469

		$1,469

Oil and Gas — 0.1%
AFG Holdings, Inc.(5)(21)(22)	3,122	$219,477
Paragon Offshore Finance Company, Class A(21)(22)	270	270
Paragon Offshore Finance Company, Class B(21)(22)	135	4,927
Samson Resources II, LLC, Class A(21)(22)	4,171	95,933

		$320,607

Security	Shares	Value
Publishing — 0.5%
ION Media Networks, Inc.(5)(21)(22)	1,357	$1,280,275
Tweddle Group, Inc.(5)(21)(22)	333	16,104

		$1,296,379

Radio and Television — 0.0%(10)
Cumulus Media, Inc., Class A(21)(22)	6,722	$81,000

		$81,000

Retailers (Except Food and Drug) — 0.0%(10)
David’s Bridal, Inc.(21)(22)	3,445	$26,699

		$26,699

Total Common Stocks (identified cost $518,472)		$2,065,605

Short-Term Investments — 4.2%

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/14/19(9)	$3,000	$2,997,465

Total U.S. Treasury Obligations (identified cost $2,997,465)		$2,997,465

Other — 3.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(23)	8,129,858	$8,129,858

Total Other (identified cost $8,129,573)		$8,129,858

Total Short-Term Investments (identified cost $11,127,038)		$11,127,323

Total Investments — 130.1% (identified cost $349,344,590)		$341,273,480

Less Unfunded Loan Commitments — (0.0)%(10)		$(84,375)

Net Investments — 130.1% (identified cost $349,260,215)		$341,189,105

Other Assets, Less Liabilities — (30.1)%		$(78,849,049)

Net Assets — 100.0%		$262,340,056

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(3)

The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(4)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $87,925,284 or 33.5% of the Fund’s net assets.

(8)	When-issued security. For a variable rate security, interest rate will be determined after January 31, 2019.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)	Amount is less than 0.05% or (0.05)%, as applicable.

(11)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $29,771,746 or 11.3% of the Fund’s net assets.

(12)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(15)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(16)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2019.

(17)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2019.

(18)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(19)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(20)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2019.

(21)	Non-income producing security.

(22)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(23)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $71,389.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	171,740	USD	197,510	Deutsche Bank AG	2/14/19	$—	$(772)
EUR	47,006	USD	55,108	Goldman Sachs International	2/21/19	—	(1,228)
EUR	111,976	USD	128,326	Deutsche Bank AG	2/22/19	36	—
USD	2,000,573	EUR	1,753,289	Deutsche Bank AG	2/22/19	—	(9,278)
USD	1,003,405	EUR	875,954	HSBC Bank USA, N.A.	3/29/19	—	(3,829)
USD	962,929	EUR	838,000	Goldman Sachs International	4/4/19	—	(1,181)
USD	571,809	EUR	494,753	Citibank, N.A.	4/15/19	2,073	—
EUR	913	USD	1,048	Goldman Sachs International	4/16/19	3	—
EUR	91,878	USD	105,466	Goldman Sachs International	4/16/19	345	—
USD	154,888	EUR	134,933	Goldman Sachs International	4/16/19	—	(507)
USD	208,167	EUR	181,347	Goldman Sachs International	4/16/19	—	(682)
USD	231,807	EUR	201,941	Goldman Sachs International	4/16/19	—	(759)
USD	961,373	EUR	837,511	Goldman Sachs International	4/16/19	—	(3,149)
USD	55,526	GBP	42,281	State Street Bank and Trust Company	4/30/19	—	(172)

						$2,457	$(21,557)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	18	Short	3/18/19	$(1,818,422)	$(23,344)
10-Year USD Deliverable Interest Rate Swap	49	Short	3/18/19	(5,040,109)	(104,891)
U.S. Long Treasury Bond	7	Short	3/20/19	(1,026,813)	(10,500)
U.S. 10-Year Treasury Note	126	Long	3/20/19	15,431,063	394,219

					$255,484

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	587	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	$(8,050)	$320	$(7,730)
EUR	120	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(6,899)	2,942	(3,957)
EUR	860	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	5/9/23	(16,986)	(181)	(17,167)
EUR	1,880	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	(36,061)	1,992	(34,069)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	100	Receives	6-month EURIBOR (pays semi-annually)	1.01% (pays annually)	3/20/28	$(5,663)	$(54)	$(5,717)
EUR	125	Receives	6-month EURIBOR (pays semi-annually)	1.01% (pays annually)	3/21/28	(7,076)	(275)	(7,351)
EUR	343	Receives	6-month EURIBOR (pays semi-annually)	1.06% (pays annually)	10/16/28	(17,462)	(75)	(17,537)
USD	335	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	11/3/20	4,558	—	4,558
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	3/16/21	(1,631)	(74)	(1,705)
USD	645	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	12,607	—	12,607
USD	140	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(4,657)	4	(4,653)
USD	225	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(7,023)	(26)	(7,049)
USD	62	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(1,982)	—	(1,982)
USD	191	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/19/23	(6,795)	—	(6,795)
USD	162	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(6,049)	897	(5,152)
USD	259	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	10/31/23	(8,507)	—	(8,507)
USD	287	Receives	3-month USD-LIBOR (pays quarterly)	3.00% (pays semi-annually)	11/23/23	(6,240)	—	(6,240)
USD	1,120	Receives	3-month USD-LIBOR (pays quarterly)	2.63% (pays semi-annually)	1/11/24	(4,773)	—	(4,773)
USD	1,025	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	30,391	—	30,391
USD	110	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	1/30/28	(415)	—	(415)
USD	60	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/28	(454)	—	(454)
USD	197	Receives	3-month USD-LIBOR (pays quarterly)	2.74% (pays semi-annually)	2/1/28	(3,078)	—	(3,078)
USD	309	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(14,592)	157	(14,435)
USD	250	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(11,946)	—	(11,946)
USD	208	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	11/13/28	(11,735)	—	(11,735)
USD	452	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(23,788)	—	(23,788)
USD	388	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/15/29	(2,066)	85	(1,981)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	516	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	1/18/29	$(4,201)	$—	$(4,201)
USD	174	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/18/29	(1,554)	—	(1,554)
USD	164	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/22/29	(1,471)	—	(1,471)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	2.74% (pays semi-annually)	1/31/29	(2,526)	—	(2,526)
USD	144	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	2/1/29	(1,246)	—	(1,246)
USD	800	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	1/29/39	(11,404)	—	(11,404)
USD	233	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(17,044)	—	(17,044)
USD	234	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	(16,724)	—	(16,724)
USD	57	Receives	3-month USD-LIBOR (pays quarterly)	3.22% (pays semi-annually)	10/9/48	(5,268)	(425)	(5,693)
USD	502	Receives	3-month USD-LIBOR (pays quarterly)	2.95% (pays semi-annually)	12/20/48	(15,198)	—	(15,198)
USD	550	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/29/49	(9,278)	—	(9,278)
USD	525	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(8,113)	(276)	(8,389)

Total						$(260,399)	$5,011	$(255,388)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Argentina	$4,237	5.00% (pays quarterly)(1)	12/20/23	6.21%	$(173,287)	$377,350	$204,063
Indonesia	5,200	1.00% (pays quarterly)(1)	12/20/23	1.11	(18,671)	102,934	84,263
Poland	2,500	1.00% (pays quarterly)(1)	6/20/23	0.59	45,379	(41,849)	3,530

Total	$11,937				$(146,579)	$438,435	$291,856

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	Citibank, N.A.	$5,250	1.00% (pays quarterly)(1)	12/20/23	1.64%	$(144,635)	$395,585	$250,950
Colombia	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/23	1.23	(45,388)	28,629	(16,759)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Croatia	Nomura International PLC	$5,000	1.00% (pays quarterly)(1)	12/20/21	0.55%	$69,047	$132,687	$201,734
Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	0.98	8,622	156,401	165,023
Dubai	Bank of America, N.A.	2,000	1.00% (pays quarterly)(1)	12/20/22	1.08	(3,295)	24,800	21,505
Dubai	Bank of America, N.A.	3,000	1.00% (pays quarterly)(1)	6/20/23	1.18	(18,680)	11,950	(6,730)
Hungary	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.44	36,915	5,953	42,868
Kazakhstan	Barclays Bank PLC	2,500	1.00% (pays quarterly)(1)	12/20/22	0.54	45,619	29,603	75,222
Mexico	BNP Paribas	2,500	1.00% (pays quarterly)(1)	12/20/23	1.35	(36,016)	16,501	(19,515)
Peru	BNP Paribas	5,000	1.00% (pays quarterly)(1)	12/20/23	0.75	63,942	(53,512)	10,430
Romania	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.59	27,785	(2,991)	24,794
Russia	Deutsche Bank AG	200	1.00% (pays quarterly)(1)	12/20/23	1.30	(2,474)	5,388	2,914
Russia	Deutsche Bank AG	4,800	1.00% (pays quarterly)(1)	12/20/23	1.30	(59,364)	120,768	61,404
Saudi Arabia	Bank of America, N.A.	2,000	1.00% (pays quarterly)(1)	12/20/23	0.88	13,035	(18,714)	(5,679)
Saudi Arabia	Bank of America, N.A.	3,000	1.00% (pays quarterly)(1)	12/20/23	0.88	19,552	(28,071)	(8,519)
Turkey	BNP Paribas	6,500	1.00% (pays quarterly)(1)	6/20/23	2.89	(471,780)	238,956	(232,824)

Total		$56,150				$(497,115)	$1,063,933	$566,818

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2019, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $68,087,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$284,517	$(781,632)
Credit	Credit Default Swaps (Centrally Cleared)	45,379	(191,958)

Total		$329,896	$(973,590)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$2,457	$(21,557)

Total		$2,457	$(21,557)

Interest Rate	Financial Futures Contracts	$394,219	$(138,735)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	47,556	(307,955)

Total		$441,775	$(446,690)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$84,199,583	$368,595	$84,568,178
Corporate Bonds & Notes	—	50,651,682	—	50,651,682
Foreign Government Securities	—	28,413,116	—	28,413,116
Sovereign Loans	—	3,005,890	—	3,005,890
Mortgage Pass-Throughs	—	33,450,639	—	33,450,639
Collateralized Mortgage Obligations	—	68,794,181	—	68,794,181
Commercial Mortgage-Backed Securities	—	15,764,815	—	15,764,815
Asset-Backed Securities	—	43,347,676	—	43,347,676
Common Stocks	81,000	457,412	1,527,193	2,065,605
Short-Term Investments —
U.S. Treasury Obligations	—	2,997,465	—	2,997,465
Other	—	8,129,858	—	8,129,858
Total Investments	$81,000	$339,212,317	$1,895,788	$341,189,105
Forward Foreign Currency Exchange Contracts	$—	$2,457	$—	$2,457
Futures Contracts	394,219	—	—	394,219
Swap Contracts	—	377,452	—	377,452
Total	$475,219	$339,592,226	$1,895,788	$341,963,233

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(21,557)	$—	$(21,557)
Futures Contracts	(138,735)	—	—	(138,735)
Swap Contracts	—	(1,281,545)	—	(1,281,545)
Total	$(138,735)	$(1,303,102)	$—	$(1,441,837)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019